3. Acquisitions (Details - Acquisition allocation) - GX-Life [Member]	Oct. 02, 2015 USD ($)
Assets:
Cash	$ 100
Deposits for inventory	491,988
Other deposits	5,700
Total assets	497,788
Liabilities:
Accounts payable	19,298
Due to related parties	495,737
Total liabilities	515,035
Net liabilities assumed	$ 17,247